Note 13 - Stockholders' Equity - Stock Option Weighted-average Assumptions (Details)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Dividend yield	0.00%	0.00%
Expected volatility	87.16%	75.00%
Risk-free interest rate	1.29%	1.16%
Expected life (in years)	4 years 182 days	5 years 94 days